Earnings Per Share - Additional Information (Details) - Urban Hotel Group - shares	Jan. 15, 2020	Nov. 30, 2019
Earnings Per Share [Line Items]
Business acquisition, shares issued		870,908
Common Class A | Subsequent Event
Earnings Per Share [Line Items]
Business acquisition, shares issued	870,908